UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/2001

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      1/22/2002
- ----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   74

Form 13F Information Table Value Total:   $133,984


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                        Lawson Kroeker Investment Management, Inc.
                                    FORM 13F
                                December 31, 2001

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADELPHIA COMMUNICATIONS CONV D CNV              006848BG6       30    35000 PRN      SOLE                   35000
ADELPHIA COMMUNICATIONS CONV D CNV              006848BG9     1099  1265000 PRN      SOLE                 1265000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9      326  1175000 PRN      SOLE                  840000            335000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5      422  1450000 PRN      SOLE                 1250000            200000
STANDARD COMMERCIAL            CNV              853258AA9       45    50000 PRN      SOLE                   50000
ABBOTT LABS                    COM              002824100     5469    98105 SH       SOLE                   64405             33700
ADELPHIA COMMUNICATIONS        COM              006848105     3264   104670 SH       SOLE                   53770             50900
ALBEMARLE CORP.                COM              012653101      300    12490 SH       SOLE                   12490
ALLMERICA FINANCIAL CORP       COM              019754100      748    16794 SH       SOLE                   16794
ALLTEL CORP                    COM              020039103      246     3981 SH       SOLE                    3981
AMERICAN HOME PRODS CP         COM              026609107     1055    17200 SH       SOLE                   16800               400
AMERICAN INTERNATIONAL GROUP   COM              026874107     4036    50827 SH       SOLE                   36313             14514
ANADARKO PETROLEUM CORP        COM              032511107      384     6752 SH       SOLE                    6752
AVERY DENNISON CORP            COM              053611109     5584    98775 SH       SOLE                   67575             31200
BERKSHIRE HATHAWAY INC         COM              084670108      227        3 SH       SOLE                       3
BRISTOL MYERS SQUIBB CO        COM              110122108     1074    21060 SH       SOLE                   20460               600
BURLINGTON RES INC             COM              122014103     3216    85660 SH       SOLE                   57060             28600
CARDINAL HEALTH, INC.          COM              14149Y108     4674    72282 SH       SOLE                   50707             21575
CASCADE FINANCIAL CORP         COM              147272108      108    13905 SH       SOLE                   13905
CERTEGY INC                    COM              156880106      371    10836 SH       SOLE                   10836
CHEVRONTEXACO CORP             COM              166764100     4504    50263 SH       SOLE                   30513             19750
CHICAGO BRIDGE & IRON          COM              167250109     3026   113335 SH       SOLE                   72510             40825
COCA COLA CO                   COM              191216100      339     7200 SH       SOLE                    7200
COLGATE PALMOLIVE CO           COM              194162103     4245    73505 SH       SOLE                   55005             18500
COMMONWEALTH TELEPHONE ENTERPR COM              203349105     4311    94739 SH       SOLE                   65120             29619
CONAGRA INC                    COM              205887102      662    27864 SH       SOLE                   27864
CORNING INC                    COM              219350105     1145   128361 SH       SOLE                   88071             40290
EL PASO CORP.                  COM              28336L109     5196   116467 SH       SOLE                   82767             33700
ELAN CORP PLC ADR              COM              284131208     4499    99841 SH       SOLE                   72141             27700
EMERSON ELEC CO                COM              291011104      206     3600 SH       SOLE                    3600
EQUIFAX INC                    COM              294429105      523    21675 SH       SOLE                   21675
ETHYL CORP                     COM              297659104       12    13100 SH       SOLE                   13100
EXXON MOBIL CORP               COM              30231G102      208     5302 SH       SOLE                    5302
FEDERAL HOME LN MTG CORP       COM              313400301      422     6460 SH       SOLE                    6460
FIRST NATIONAL NEBRASKA INC    COM              335720108      257      108 SH       SOLE                     108
FRIEDE GOLDMAN HALTER, INC     COM              358430106        3    14000 SH       SOLE                   14000
GLOBAL PAYMENTS, INC.          COM              37940X102     2639    76716 SH       SOLE                   52316             24400
GROUPE BRUXELLES LAMBERT SA    COM              7097328       3057    58145 SH       SOLE                   37695             20450
GUIDANT CORP                   COM              401698105      470     9434 SH       SOLE                    9434
HANOVER COMPRESSOR             COM              410768105     2260    89450 SH       SOLE                   54250             35200
HOUSTON EXPLORATION COMPANY    COM              442120101     3498   104155 SH       SOLE                   63505             40650
JOHNSON & JOHNSON              COM              478160104      237     4010 SH       SOLE                    4010
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     2485   175875 SH       SOLE                  104275             71600
KIMBERLY CLARK CORP            COM              494368103      396     6624 SH       SOLE                    6624
LEVEL 3 COMMUNICATIONS         COM              52729N100      846   169130 SH       SOLE                  118030             51100
LILLY ELI & CO                 COM              532457108      548     6981 SH       SOLE                    6981
LUCENT TECHNOLOGIES            COM              549463107      505    80092 SH       SOLE                   40092             40000
MARSH & MCLENNAN COS           COM              571748102      661     6150 SH       SOLE                    6150
MONY GROUP INC COM             COM              615337102     3838   111030 SH       SOLE                   77330             33700
NATIONWIDE FINANCIAL SERVICES  COM              638612101     3817    92055 SH       SOLE                   66505             25550
NDC HEALTH                     COM              639480102     3648   105595 SH       SOLE                   75095             30500
NISOURCE INC.                  COM              65473P105      399    17310 SH       SOLE                   17310
PALL CORP                      COM              696429307     1165    48400 SH       SOLE                   48400
PERFORMANCE FOOD GROUP         COM              713755106     6601   187680 SH       SOLE                  138230             49450
PHARMACIA CORP                 COM              71713U102     3938    92335 SH       SOLE                   56635             35700
PUDGET SOUND ENERGY            COM              745332106      273    12470 SH       SOLE                   12470
RCN CORP.                      COM              749361101      777   265290 SH       SOLE                  184390             80900
REYNOLDS & REYNOLDS CO         COM              761695105      788    32500 SH       SOLE                   32500
ROYAL DUTCH PETE CO NY REG SH  COM              780257705      891    18175 SH       SOLE                   18175
SBC COMMUNICATIONS, INC        COM              78387G103      385     9821 SH       SOLE                    9821
SENSE TECHNOLOGIES INC         COM              816923106       23    10000 SH       SOLE                   10000
SHERWIN WILLIAMS CO            COM              824348106      360    13100 SH       SOLE                   13100
SPRINT CORP                    COM              852061100     1031    51352 SH       SOLE                   49552              1800
SPRINT CORP PCS COM SER 1      COM              852061506     3562   145938 SH       SOLE                   99563             46375
SUNGARD DATA SYSTEMS           COM              867363103     3254   112470 SH       SOLE                   86720             25750
SYSCO CORPORATION              COM              871829107      788    30060 SH       SOLE                   30060
TXU CORP                       COM              873168108      238     5041 SH       SOLE                    5041
TYCO INTERNATIONAL LTD         COM              902124106     6514   110588 SH       SOLE                   79991             30597
UNOCAL CORP                    COM              915289102     1018    28210 SH       SOLE                   28210
VIACOM, INC. - CLASS B         COM              925524308     5709   129314 SH       SOLE                   91085             38229
VULCAN MATERIALS               COM              929160109     2188    45640 SH       SOLE                   39140              6500
WELLS FARGO CO                 COM              949746101      209     4800 SH       SOLE                    4800
WHIRLPOOL CORP                 COM              963320106      242     3300 SH       SOLE                    3300
WORLDCOM GROUP                 COM              98157D106     2490   176826 SH       SOLE                  130951             45875
TOTAL  74                                                  133,984